Supplement to

CALVERT WORLD VALUES FUND, INC.

Calvert Capital Accumulation Fund

Calvert International Equity Fund

Calvert International Opportunities Fund

Statement of Additional Information dated January 31, 2011

Date of Supplement: September 20, 2011

Under “Investment Advisor and Subadvisors — Subadvisors” on page 31, delete the fourth paragraph regarding F&C Management Limited (“F&C”) and insert the following:

Advisory Research, Inc. (“ARI”) is a Delaware corporation.  ARI is a wholly owned subsidiary of Piper Jaffray & Co.  ARI receives a subadvisory fee, paid by the Advisor, of 0.53% of the average daily net assets of the International Opportunities Fund up to and including $500 million and 0.44% of assets in excess of $500 million.

Trilogy Global Advisors, LP (“Trilogy”) is a Delaware limited partnership.  Affiliated Managers Group, Inc., a publicly traded asset management company, holds a majority equity interest in Trilogy.  The remaining equity interests are held by Trilogy employees.  Trilogy receives a subadvisory fee, paid by the Advisor, of 0.53% of the average daily net assets of the International Opportunities Fund up to and including $500 million and 0.44% of assets in excess of $500 million.

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – International Opportunities Fund” on pages 35-36, delete the information regarding F&C and insert the following:

ARI:

Jonathan P. Brodsky

Accounts Managed other than International Opportunities Fund as of June 30, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	15	774
Total Assets in Other Accounts Managed	$197,000,000	$929,000,000	$5,169,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	3	5
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$297,000,000	$296,000,000

ARI:

Drew Edwards

Accounts Managed other than International Opportunities Fund as of June 30, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	15	774
Total Assets in Other Accounts Managed	$197,000,000	$929,000,000	$5,169,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	3	5
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$297,000,000	$296,000,000

ARI:

Marco P. Priani, CFA, CPA, FRM

Accounts Managed other than International Opportunities Fund as of June 30, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	15	774
Total Assets in Other Accounts Managed	$197,000,000	$929,000,000	$5,169,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	3	5
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$297,000,000	$296,000,000

Trilogy:

William Sterling, Ph.D.

Accounts Managed other than International Opportunities Fund as of August 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	21	40
Total Assets in Other Accounts Managed	$139,880,000	$4,752,630,000	$7,578,290,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	5	6
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$707,460,000	$1,762,530,000

Trilogy:

Gregory J. Gigliotti

Accounts Managed other than International Opportunities Fund as of August 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	9	29
Total Assets in Other Accounts Managed	$79,100,000	$990,550,000	$4,857,370,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	3
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$1,297,760,000

Trilogy:

Pablo Salas

Accounts Managed other than International Opportunities Fund as of August 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	11	11
Total Assets in Other Accounts Managed	$73,040,000	$3,726,570,000	$2,720,930,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	5	3
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$707,460,000	$464,780,000

Trilogy:

Jessica Reuss, CFA

Accounts Managed other than International Opportunities Fund as of August 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	0	0
Total Assets in Other Accounts Managed	$12,220,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Trilogy:

David Runkle, Ph.D., CFA

Accounts Managed other than International Opportunities Fund as of August 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	1	0
Total Assets in Other Accounts Managed	$12,220,000	$35,510,000	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – International Opportunities Fund” on page 38, delete the information relating to F&C and insert the following:

ARI:

Jonathan P. Brodsky, Drew Edwards and Marco P. Priani, CFA, CPA, FRM

The management of multiple funds and/or other accounts may result in a Portfolio Manager devoting unequal time and attention to the management of a Fund and/or other account. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Funds. ARI has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Subadvisor has adopted procedures for allocating portfolio transactions across multiple accounts.

The Subadvisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Subadvisor acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

The Subadvisor has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Trilogy:

William Sterling, Ph.D., Gregory J. Gigliotti, Pablo Salas, Jessica Reuss, CFA, and David Runkle, Ph.D., CFA

Trilogy manages multiple accounts, which may have similar investment strategies, guidelines and objectives, and may track the same benchmark as other accounts.  These other accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective pools.  Some accounts may have fee structures different from other accounts, which may include having a performance fee, and this may create an incentive to favor such account with certain trades.  Trilogy’s management of such other accounts may create potential conflicts of interest regarding allocation of investment opportunities, cross trading and the aggregation and allocation of trades.  In addition, there are some circumstances, for example where an account has different guidelines, where Trilogy may make opposing investment decisions for one or more other accounts.  In accordance with its fiduciary duties to all of its clients, Trilogy has adopted compliance policies and procedures designed to manage these conflicts and to treat all of its clients fairly and equitably.  Trilogy periodically reviews its accounts to verify consistency with its policies and procedures are being followed. Trilogy and/or its employees and certain other related persons may from time to time buy, sell or hold securities or other investment vehicles that Trilogy also buys, sells or holds on behalf of client accounts.  Trilogy has adopted policies and procedures designed to minimize potential conflicts of interest relating from such activity.

Trilogy’s policy is to seek best execution on behalf of its clients, and chooses the brokers used for portfolio transactions with this goal in mind. Subject to obtaining best execution, Trilogy may execute client transactions with broker-dealers who provide investment research products and/or services, and who may charge a higher commission rate than may be available from another broker.  Trilogy will make a good faith determination that the amount of commission and other fees paid to any broker that provides research is reasonable in relation to the value of all brokerage and research services provided by the broker-dealer, viewed in terms of the particular transaction or Trilogy’s overall responsibilities to its clients.  Research obtained from any particular broker-dealer may be used to service some or all of Trilogy’s client accounts, but are not restricted to use only for those accounts paying such broker-dealer.  Certain accounts may benefit disproportionately from research provided by brokers based on the relative amounts of commissions paid by each account.

Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds –International Opportunities Fund” on page 41, delete the information relating to F&C and insert the following:

ARI:

Jonathan P. Brodsky, Drew Edwards and Marco P. Priani, CFA, CPA, FRM

Compensation with Respect to Management of International Opportunities Fund and Other Accounts as of September 14, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	ARI

ARI’s compensation structure/levels for staff and professionals are, by design, higher than industry levels. ARI believes that Portfolio Manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio Managers are compensated with competitive salaries, annual bonuses that are based on overall job performance and retirement benefits. This compensation structure is designed to align the best interests of its clients with the management of the portfolio.

Bonus (cash)	ARI	Bonuses are discretionary and determined by ARI’s CEO. The success of ARI and the individual employees’ contribution to that success is the primary determinant of incentive compensation.
Deferred Compensation	ARI	A 401k match is offered to all employees upon meeting certain employment requirements.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	ARI

As part of ARI’s merger with Piper Jaffray & Co. (“PJC”) in early 2010, PJC stock (with a vesting schedule over 5 years) was gifted to key employees, including Portfolio Managers, as a retention bonus. Going forward, equity ownership is expected to be part of ARI’s long term succession efforts to all employees.

Trilogy:

William Sterling, Ph.D., Gregory J. Gigliotti, Pablo Salas, Jessica Reuss, CFA and David Runkle, Ph.D., CFA

Compensation with Respect to Management of International Opportunities Fund and Other Accounts as of September 14, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Trilogy

The base salary portion of total compensation for portfolio managers represents a relatively small portion of total compensation for the portfolio managers. Compensation is structured in this way to create strong incentives for overall portfolio manager performance. A portfolio manager's base salary is determined by the manager's experience and competitive market data on like positions.

The Trilogy Compensation Committee evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third-party industry compensation consultant. No material differences exist between the compensation structure that exists for portfolio managers responsible for mutual fund accounts and that of portfolio managers responsible for other types of accounts.

Bonus (cash)	Trilogy

The portfolio manager's bonus is determined by the Trilogy Compensation Committee and is modified each year as appropriate to reflect changes in the market and takes into account other factors including, among others, individual performance, pre-tax product investment performance versus appropriate peer groups or benchmarks, attainment of specified goals, teamwork, success of investment ideas, leadership and the success of the firm and its investment products.

Deferred Compensation	None

Trilogy has a long-term incentive compensation plan under which employees may receive a portion of their bonus as an investment in the plan that vests over time. Partners in the firm are not eligible to participate in this plan.

Trilogy may also pay a portion of an employees bonus as a contribution to their 401(k) account.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	Trilogy

Non-cash incentives such as equity ownership may be awarded from time to time. Furthermore, senior portfolio manager are currently equity shareholders in Trilogy, which encourages retention and provides full participation in the success of the business.

Under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds – International Opportunities Fund” on page 42, delete the information for F&C and replace it with the following (column headings are included here for ease of reference):

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership (as of September 14, 2011)
Calvert International Opportunities Fund	ARI	Jonathan P. Brodsky	None
		Drew Edwards	None
		Marco P. Priani, CFA, CPA, FRM	None
	Trilogy	William Sterling, Ph.D.	None
		Gregory J. Gigliotti	None
		Pablo Salas	None
		Jessica Reuss, CFA	None
		David Runkle, Ph.D., CFA	None